Consolidated statement of changes in equity - RUB (₽) ₽ in Millions	Share capital	Additional paid-in capital	Share premium	Other reserves	Retained earnings	Translation reserve	Total	Non-controlling interests	Total
Beginning balance, equity at Dec. 31, 2020	₽ 1	₽ 1,876	₽ 12,068	₽ 2,575	₽ 14,602	₽ 554	₽ 31,676	₽ 96	₽ 31,772
Beginning balance, shares outstanding (in shares) at Dec. 31, 2020	62,378,832
Profit for the year					17,399		17,399	137	17,536	[1]
Foreign currency translation						(12)	(12)		(12)
Debt instruments at FVOCI				(206)			(206)		(206)
Total comprehensive income, net of tax				(206)	17,399	(12)	17,181	137	17,318	[1]
Share-based payments				8			8		8
Exercise of options (in shares)	58,936
Dividends					(5,179)		(5,179)		(5,179)
Dividends to non-controlling interests								(78)	(78)
Other				(1)			(1)		(1)
Ending balance, equity at Dec. 31, 2021	₽ 1	1,876	12,068	2,376	26,822	542	43,685	155	₽ 43,840
Ending balance, shares outstanding (in shares) at Dec. 31, 2021	62,437,768								62,438,000
Profit for the year					13,119		13,119	636	₽ 13,755	[1]
Foreign currency translation						(141)	(141)	(1)	(142)
Debt instruments at FVOCI				220			220		220
Share of OCI of an associate				16			16		16	[1]
Total comprehensive income, net of tax				236	13,119	(141)	13,214	635	13,849	[1]
Share-based payments				86			86		₽ 86
Share-based payments (in shares)	263,841								264,000
Exercise of options (in shares)	11,366								11,000
Dividends to non-controlling interests								(171)	₽ (171)
Business combinations								293	293
Other				(2)			(2)		(2)
Ending balance, equity at Dec. 31, 2022	₽ 1	1,876	12,068	2,696	39,941	401	56,983	912	₽ 57,895
Ending balance, shares outstanding (in shares) at Dec. 31, 2022	62,712,975								62,713,000
Profit for the year					2,768		2,768	308	₽ 3,076
Foreign currency translation						(238)	(238)	35	(203)
Debt instruments at FVOCI				(291)			(291)		(291)
Share of OCI of an associate				6			6		6
Total comprehensive income, net of tax				(285)	2,768	(238)	2,245	343	2,588
Purchase of additional interest in subsidiary				(265)			(265)	(39)	(304)
Dividends to non-controlling interests								(292)	(292)
Disposal of subsidiaries								(15)	(15)
Other								(16)	(16)
Ending balance, equity at Dec. 31, 2023	₽ 1	₽ 1,876	₽ 12,068	₽ 2,146	₽ 42,709	₽ 163	₽ 58,963	₽ 893	₽ 59,856
Ending balance, shares outstanding (in shares) at Dec. 31, 2023	62,712,975								62,713,000

[1]	Amounts do not correspond with the previously presented due to discontinued operations (please refer to Note 6)